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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          03/31/05
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       3i Investments Plc
            ------------------------------------------
Address:    91 Waterloo Road
            ------------------------------------------
            London
            ------------------------------------------
            SE1 8XP
            ------------------------------------------


Form 13F File Number: 28-
                          -------------

The institutional investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Harvey
          --------------------------------------------
Title:    Assistant Manager 3i Finance
          --------------------------------------------
Phone:    020 7975 3526
          --------------------------------------------

Signature, Place, and Date of Signing:

Jonathan Harvey                   London, UK                   12th May 2005
---------------------  -----------------------------------   ------------------
[Signature]                      [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings are reported in this report and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       6
                                              -----------------------

Form 13F Information Table Value Total:      $116,259
                                              -----------------------
                                                    (thousands)


List of Other Included Managers: None


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                                  13F SCHEDULE

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             COLUMN 1            COLUMN 2     COLUMN 3     COLUMN 4                 COLUMN 5  COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                                 VOTING AUTHORITY
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                                 TITLE OF                 VALUE       SHRS OR   SH/  PCT/  INVESTMENT   OTHER
          NAME OF ISSUER          CLASS         CUSIP     (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
APHTON CORPORATION                  COM      03759P 10 1   5,119    4,030,912   SH   N/A     SOLE        N/A    4,030,912
ASPEN INSURANCE HOLDINGS LTD       SHS      G05384 10 5  65,812    2,610,551   SH   N/A     SOLE        N/A    2,610,551
BIOPURE CORPORATION                 CL A     09065H 10 5     361    1,086,013   SH   N/A     SOLE        N/A    1,086,013
OPENWAVE ESCROW                  COM ESCROW  683718 30 8     878       72,022   SH   N/A     SOLE        N/A       72,022
SYMMETRY MEDICAL INC                COM      871546 20 6  43,026    2,262,155   SH   N/A     SOLE        N/A    2,262,155
TELETECH HOLDINGS INC            COM ESCROW  879939 10 6   1,063       82,295   SH   N/A     SOLE        N/A       82,295
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